Prepaid Expenses and Other Tax Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expenses and Other Tax Assets
Prepaid Expenses and Other Tax Assets

Section G — Other Disclosures

This section provides additional disclosures on miscellaneous topics, including information pertaining to the Executive Board, Supervisory Board, related party transactions, and other corporate governance topics.

(G.1) Prepaid Expenses and Other Tax Assets

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	427	179	606	305	131	436
Other tax assets	225	87	312	170	98	268
Total	652	266	918	475	229	704
/ Other non-financial assets	1,188	1,701	2,889	889	1,301	2,191
Prepaid expenses and other tax assets as % of / other non-financial assets	55	16	32	53	18	32

Prepaid expenses primarily consist of prepayments for operating leases, support services, and software royalties. Other tax assets primarily consist of VAT.